UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03087

Chesapeake Investors, Inc.

(Exact name of registrant as specified in charter)

11785 Beltsville Drive, Suite 1600, Beltsville, MD	20705
(Address of principal executive offices)	(Zip Code)

Matthew G. Maloney, Esq., Dickstein Shapiro Morin & Oshinsky LLP 2101 L Street, NW, Washington, DC 20037

(Name and address of agent for service)

Registrant’s telephone number, including area code: (301) 572-7800

Date of fiscal year end: September 30, 2004

Date of reporting period: December 31, 2004

Item 1. Schedule of Investments.

	Book Value ($)	Market Value ($)
Cash	7,425,597.04	7,425,597.04

Municipal Obligations:

NEW YORK N Y VAR RT 8/01/15 SUBSER E5	700,000.00	700,000.00

CALIFORNIA ST DEPT VAR RT 5/01/22 WTR RES PWR SUPPLY REV SER B-2	700,000.00	700,000.00

NEW YORK NY CITY VAR TRT 11/01/22 TRANSITIONAL FIN AUTH NYC RECOVERY-SER 3-SUBSER 3 E	700,000.00	700,000.00

CALIFORNIA POLLUTION VAR RT 11/01/26 CTL FING AUTH POLLUTN CTL REV DAILY REF-PACIFIC GAS &ELECT-F	700,000.00	700,000.00

GEISINGER AUTH PA VAR RT 8/01/28 HLTH SYS-REF-GEISINGER HLTH SYS	700,000.00	700,000.00

UNIVERSITY MO REVS VAR RT 11/01/30 SYS FACS-SER B	700,000.00	700,000.00

CONNECTICUT ST HLTH VAR RT 7/01/31 &EDL FACS AUTH REV- QUINNIPAC UNIV-SER F	700,000.00	700,000.00

PHILADELPHIA PA VAR RT 7/01/31 HOSPS &HIGHER ED FACS AUTH REV HOSP CHILDRENS HOSP PROJ-D	700,000.00	700,000.00

LOS ANGELES CA WTR & VAR RT 7/01/34 PWR REV VAR SUBSER B-6	700,000.00	700,000.00

MUARRAY CITY UT HOSP VAR RT 5/15/36 REV VAR-IHC HEALTH SVCS INC-SER C	700,000.00	700,000.00

HARRIS CNTY TX HLTH VAR RT 7/01/37 FACS DEV CORP REV-YMCA- GREATER HOUSTON AREA	700,000.00	700,000.00

LOUDON CNTY VA INDL VAR RT 2/15/38 DEV AUTH REV HOWARD HUGYHES MED SER C	700,000.00	700,000.00

Note to Schedule of Investments:

The directors of the fund approved the dissolution of the fund on November 4, 2004 and the shareholders voted to approve the dissolution on December 21, 2004. The fund has been dissolved under state law and has commenced making liquidating distributions to shareholders. The fund intends to seek deregistration under the Investment Company Act of 1940, as amended.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certificates of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHESAPEAKE INVESTORS, INC.

By	/s/ Albert W. Turner
Albert W. Turner, Principal Executive Officer

Date March 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1943 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Albert W. Turner
Albert W. Turner, Principal Executive Officer

Date March 25, 2005

By	/s/ Beverly V. Mann
Beverly V. Mann, Principal Financial Officer

Date March 25, 2005